Significant accounting policies (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Cash and cash equivalents	$ 55.0	$ 32.7
Restricted cash (included in other assets on the unaudited interim condensed consolidated balance sheets)	52.5	45.5
Total cash, cash equivalents and restricted cash	$ 107.5	$ 78.2